CONCENTRATIONS	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

19. CONCENTRATIONS

For the six months ended June 30, 2025, no single customer accounted for greater than 10% of total revenues. For the six months ended June 30, 2024, one customer accounted for 14% of total revenues. The Company’s top five customers in aggregate accounted for 29% and 29% of the Company’s revenues, for each of the six months ended June 30, 2025 and 2024, respectively.

The Company’s top five customers in aggregate accounted for 35% of total accounts receivable as of June 30, 2025, while one customer’s balance accounted for 11%. The Company’s top five customers in aggregate accounted for 45% of total accounts receivable as of December 31, 2024, while two customers each accounted for greater than 10% of accounts receivable.

For the six months ended June 30, 2025 and 2024, approximately 100% and 82%, respectively, of total purchases were from five unrelated suppliers. Two suppliers each accounted for 83% and 15%, respectively, of total purchases for the six months ended June 30, 2025, and two suppliers each accounted for 50% and 12%, respectively, of total purchases for the six months ended June 30, 2024.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS